UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2015

Date of reporting period: July 31, 2015

Item 1.	Schedule of Investments

Schedule of Investments July 31, 2015	(Unaudited)

LSV U.S. Managed Volatility Fund	Shares	Value (000)
Common Stock (99.0%)
Aerospace & Defense (4.2%)
Boeing	1,100	$158
L-3 Communications Holdings, Cl 3	900	104
Northrop Grumman	1,900	329
Orbital ATK	900	64
Raytheon	2,100	229

		884

Agricultural Operations (0.5%)
Archer-Daniels-Midland	2,200	104

Agricultural Products (1.3%)
Bunge	2,000	160
Fresh Del Monte Produce	2,800	110

		270

Air Freight & Logistics (0.7%)
FedEx	800	137

Aircraft (1.0%)
Lockheed Martin	1,000	207

Application Software (0.6%)
Synopsys*	2,500	127

Automotive (0.6%)
Toyota Motor ADR	900	120

Automotive Retail (1.0%)
AutoZone*	300	210

Banks (6.1%)
Bank of Montreal	3,100	173
Canadian Imperial Bank of Commerce	2,500	179
CIT Group	2,800	132
National Bank of Canada	4,700	164
PNC Financial Services Group	1,500	147
Royal Bank of Canada	1,600	93
Toronto-Dominion Bank	4,600	186
Wells Fargo	3,600	208

		1,282

Biotechnology (1.4%)
Amgen	900	159
Baxalta	4,300	141

		300

Catalog Retail (0.7%)
HSN	1,900	140

Commercial Services (1.0%)
Western Union	10,200	206

Computers & Peripherals (0.5%)
Canon ADR	3,200	102

Computers & Services (2.6%)
Apple	2,400	291
Microsoft	2,800	131
Oracle	2,800	112

		534

Drug Retail (0.7%)
CVS Health	1,300	146

Electrical Services (12.2%)
Ameren	2,800	115
American Electric Power	3,400	192
Avista	2,800	93
Consolidated Edison	3,900	248

	Shares	Value (000)
Electrical Services (continued)
Edison International	3,200	$192
Empire District Electric	4,700	108
Entergy	3,300	234
Exelon	8,400	270
FirstEnergy	6,300	214
Portland General Electric	3,700	133
Public Service Enterprise Group	6,600	275
SCANA	4,300	236
Westar Energy, Cl A	2,800	106
Xcel Energy	3,700	128

		2,544

Engineering (0.4%)
Magna International	1,600	87

Environmental & Facilities Services (1.1%)
Republic Services, Cl A	5,500	234

Fertilizers & Agricultural Chemicals (0.5%)
Mosaic	2,400	103

Food, Beverage & Tobacco (2.9%)
Altria Group	2,800	152
ConAgra Foods	5,100	225
Kellogg	1,600	106
Sanderson Farms	1,800	130

		613

General Merchandise Stores (2.1%)
Canadian Tire, Cl A	2,500	249
Target	2,200	180

		429

Health Care Equipment (0.8%)
Baxter International	4,300	173

Health Care Services (1.2%)
Quest Diagnostics	3,400	251

Home Improvement Retail (0.5%)
RONA	9,200	108

Homefurnishing Retail (0.7%)
Bed Bath & Beyond*	2,200	143

Insurance (12.8%)
Aetna	2,700	305
Allied World Assurance Holdings	5,700	241
Allstate	3,100	214
American Financial Group	2,400	165
Anthem	2,300	355
Axis Capital Holdings	3,800	219
Chubb	2,800	348
Travelers	3,500	371
UnitedHealth Group	2,500	303
WR Berkley	2,800	156

		2,677

IT Consulting & Other Services (3.4%)
Amdocs	5,800	340
International Business Machines	2,300	373

		713

Machinery (1.4%)
Deere	3,100	293

Media (1.0%)
Shaw Communications, Cl B	9,800	208

Mortgage REIT’s (1.9%)
Annaly Capital Management	18,500	184

1

Schedule of Investments July 31, 2015	(Unaudited)

LSV U.S. Managed Volatility Fund	Shares	Value (000)
Mortgage REIT’s (continued)
Capstead Mortgage	8,500	$94
Starwood Property Trust	5,700	124

		402

Multimedia (0.4%)
Viacom, Cl B	1,400	80

Office REIT’s (0.7%)
Piedmont Office Realty Trust, Cl A	7,600	139

Paper Packaging (1.2%)
Bemis	2,800	125
Sonoco Products	2,800	116

		241

Petroleum & Fuel Products (2.5%)
Chevron	1,700	150
ConocoPhillips	1,500	76
Exxon Mobil	2,800	222
Royal Dutch Shell ADR, Cl A	1,400	80

		528

Pharmaceuticals (8.4%)
GlaxoSmithKline ADR	4,300	187
Johnson & Johnson	4,200	421
Merck	5,800	342
Pfizer	15,300	552
Teva Pharmaceutical Industries ADR	3,700	255

		1,757

Reinsurance (4.6%)
Everest Re Group	1,400	256
PartnerRe	2,100	286
RenaissanceRe Holdings	1,100	118
Validus Holdings	6,500	301

		961

Retail (4.7%)
Kohl’s	5,000	307
Kroger	7,400	291
Metro, Cl A	3,500	95
Wal-Mart Stores	4,000	288

		981

Semi-Conductors/Instruments (1.3%)
Intel	9,300	269

Telephones & Telecommunications (6.9%)
AT&T	10,830	376
Cisco Systems	9,500	270
Nippon Telegraph & Telephone ADR	7,400	286
QUALCOMM	3,100	200
Verizon Communications	6,600	309

		1,441

Wireless Telecommunication Services (2.5%)
China Mobile ADR	3,100	202
Rogers Communications, Cl B	3,600	126
SK Telecom ADR	8,300	199

		527

Total Common Stock
(Cost $20,051)		20,671

	Face Amount (000)	Value (000)
Repurchase Agreement (0.6%)
Morgan Stanley 0.080%, dated 07/31/15, to be repurchased on 08/03/15, repurchase price $124 (collateralized by various US Treasury Notes, par values ranging from $1 to $130, 0.625% — 3.000%, 2/15/17 to 5/15/45; with a total market value of $127)	$124	$124

Total Repurchase Agreement
(Cost $124)		124

Total Investments — 99.6%
(Cost $20,175) †		$20,795

Percentages are based on Net Assets of $20,886(000).

*	Non-income producing security.

†	At July 31, 2015, the tax basis cost of the Fund’s investments was $20,175(000), and the unrealized appreciation and depreciation were $1,557(000) and ($937(000)) respectively.

ADR — American Depositary Receipt

Cl — Class

REIT — Real Estate Investment Trust

The following is a list of the level of inputs used as of July 31, 2015, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$20,671	$—	$—	$20,671
Repurchase Agreement	—	124	—	124
Total Investments in Securities	$20,671	$124	$—	$20,795

For the period ended July 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended July 31, 2015, there were no level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent prospectus or statement of additional information.

LSV-QH-007-0300

2

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 28, 2015

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 28, 2015